Law Offices of Paul, Hastings, Janofsky & Walker LLP
55 Second Street
San Francisco, California 94105-3441
Telephone (415) 856-7000
Facsimile (415) 856-7100
Internet www.paulhastings.com
VIA EDGAR
October 4, 2006
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	KAYNE ANDERSON MLP INVESTMENT COMPANY
File Nos. 333-129325 and 811-21593
Preliminary Proxy Statement Filing
To the Staff of the Commission:
On behalf of Kayne Anderson MLP Investment Company (the “Registrant”), enclosed for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, are a preliminary proxy statement and related exhibits in connection with a special meeting of stockholders of the Registrant.
Please direct any inquiries regarding this filing to the undersigned at (415) 856-7007.

Very truly yours,
/s/ David A. Hearth
of PAUL, HASTINGS, JANOFSKY & WALKER LLP

cc:      David S. Shladovsky, Esq. (Kayne Anderson)